Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 5,146	$ 27,382	$ 7,661
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	3,798	3,750	2,061
Credit loss expense / (release)	551	1,037	29
Share of net (profits) / loss of associates and joint ventures and impairment related to associates	(144)	348	(32)
Deferred tax expense / (benefit)	(495)	(694)	494
Net loss / (gain) from investing activities	101	(102)	(1,470)
Net loss / (gain) from financing activities	(5,314)	8,534	(16,587)
Other net adjustments	22,379	(15,175)	5,844
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	(2,353)	3,291	(1,088)
Receivables from securities financing transactions measured at amortized cost	(23,884)	(3,503)	5,690
Payables from securities financing transactions measured at amortized cost	(552)	(2,014)	(1,247)
Cash collateral on derivative instruments	242	96	76
Loans and advances to customers	27,019	27,877	3,529
Customer deposits	(15,072)	52,786	(8,692)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	(13,594)	3,674	8,006
Brokerage receivables and payables	2,179	(5,962)	6,019
Financial assets at fair value not held for trading and other financial assets and liabilities	5,327	9,938	5,678
Provisions and other non-financial assets and liabilities	(116)	3,920	257
Income taxes paid, net of refunds	(1,938)	(1,852)	(1,582)
Net cash flow from / (used in) operating activities	3,279	86,068	14,647
Cash flow from / (used in) investing activities
Purchase of subsidiaries, business, associates and intangible assets	(64)	(4)	(3)
Disposal of subsidiaries, business, associates and intangible assets	256	121	1,730
Purchase of property, equipment and software	(2,008)	(1,685)	(1,643)
Disposal of property, equipment and software	108	65	161
Net (purchase) / redemption of financial assets measured at fair value through other comprehensive income	(3)	30	(699)
Purchase of debt securities measured at amortized cost	(5,962)	(14,244)	(30,792)
Disposal and redemption of debt securities measured at amortized cost	8,384	10,435	18,799
Net cash flow from / (used in) investing activities	709	103,124	(12,447)
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding	(42,587)	(56,516)
Net issuance (repayment) of short-term debt measured at amortized cost	(7,407)	3,169	(12,249)
Net movements in treasury shares and own equity derivative activity	(2,923)	(2,779)	(6,006)
Distributions paid on UBS shares	(2,256)	(1,679)	(1,668)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	100,145	109,735	79,115
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(129,683)	(109,471)	(67,670)
Inflows from securities financing transactions measured at amortized cost	6,273
Outflows from securities financing transactions measured at amortized cost	(4,740)
Net cash flows from other financing activities	(987)	(721)	(617)
Net cash flow from / (used in) financing activities	(84,165)	(58,262)	(9,094)
Total cash flow
Cash and cash equivalents at the beginning of the year	340,207	195,321	207,875
Net cash flow from / (used in) operating, investing and financing activities	(80,176)	130,931	(6,895)
Effects of exchange rate differences on cash and cash equivalents	(15,940)	13,955	(5,659)
Cash and cash equivalents at the end of the year	244,090	340,207	195,321
of which: cash and balances at central banks	223,329	313,976	169,363
of which: amounts due from banks	17,383	19,212	13,450
of which: money market paper	3,117	7,018	12,508
Net cash flow from / (used in) operating activities includes:
Interest received in cash	53,498	44,581	15,718
Interest paid in cash	48,252	35,969	8,198
Dividends on equity investments, investment funds and associates received in cash	2,864	2,296	1,907
Credit Suisse
Cash flow from / (used in) operating activities
Net profit / (loss)		27,382
Non-cash items included in net profit and other adjustments:
Negative goodwill		(27,264)
Net change in operating assets and liabilities:
Net cash flow from / (used in) operating activities		86,068
Cash flow from / (used in) investing activities
Cash and cash equivalents acquired upon the acquisition of the Credit Suisse Group		108,406
Net cash flow from / (used in) investing activities		103,124
Cash flow from / (used in) financing activities
Net cash flow from / (used in) financing activities		(58,262)
Total cash flow
Cash and cash equivalents at the beginning of the year	$ 340,207	195,321
Net cash flow from / (used in) operating, investing and financing activities		130,931
Effects of exchange rate differences on cash and cash equivalents		13,955
Cash and cash equivalents at the end of the year		340,207	$ 195,321
of which: cash and balances at central banks		313,976
of which: amounts due from banks		19,212
of which: money market paper		$ 7,018